UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Instituional Investment Manager Filing this Report:

Name:          BAMCO, INC.
Address:       767 Fifth Avenue, 49th floor
               New York, NY 10153

Form 13F File Number:    28-2116


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Baron
Title:         Chief Executive Officer and Chairman
Phone:         (212) 583-2000

Signature, Place, and Dating of Signing:

/s/ Ronald Baron         New York, NY           May 7, 1999
-----------------       --------------       ----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-1678                  BARON CAPITAL MANAGEMENT, INC.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:               95

Form 13F Information Table Value Total:      $   8026149
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number          Name

     01             28-1678                       BARON CAPITAL MANAGMENT, INC.

                                                  Form 13F INFORMATION TABLE

             ITEM 1:               ITEM 2:    ITEM 3:  ITEM 4:      ITEM 5:       ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------  -------  ---------- ------- ------------------ -------  --------  ----------------------------
                                    TITLE
                                      OF                VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
         NAME OF ISSUER             CLASS     CUSIP    (x1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE      SHARED      NONE
---------------------------------  -------  ---------- -------  --------  --- ---- -------  --------  --------   --------   --------

ALEXANDER'S INC.                   COM      014752109    24782    365780  SH       DEFINED  01                     365780
AMER MOBILE SATELLITE CORP.        COM      02755R103    39807   5307600  SH       DEFINED  01          497300    4810300
AMERICAN TOWER CORP.               CL  A    029912201   169786   6930050  SH       DEFINED  01          350000    6580050
AMF BOWLING INC.                   COM      03113V109    44877  11219200  SH       DEFINED  01           50000   11169200
APOLLO GROUP INC.                  CL  A    037604105     2958     99000  SH       DEFINED  01                      99000
AURORA FOODS INC.                  COM      05164B106      770     47000  SH       DEFINED  01                      47000
AVATAR HOLDINGS INC.               COM      053494100    16269    891470  SH       DEFINED  01                     891470
AVTEAM INC.                        CL  A    054527205     3656    750000  SH       DEFINED                         750000
BRISTOL HOTEL & RESORTS INC.       COM      110041100    25493   2977300  SH       DEFINED  01                    2977300
BUDGET GROUP INC.                  CL  A    119003101    40286   3288650  SH       DEFINED  01                    3288650
CALIBER LEARNING NETWORK INC.      COM      129914107     4966   1241500  SH       DEFINED  01                    1241500
CAREER EDUCATION CORP.             COM      141665109    24237    700000  SH       DEFINED  01                     700000
CARIBINER INTERNATIONAL INC.       COM      141888107     8212    900000  SH       DEFINED                         900000
CD RADIO INC.                      COM      125127100    22534    866700  SH       DEFINED  01                     866700
CELLULAR COMMUNICATIONS OF PR      COM      15116N108    38796   1436900  SH       DEFINED  01                    1436900
CENTENNIAL CELLULAR CORP.          CL  A    15133V109     5197    110000  SH       DEFINED                         110000
CENTRAL PARKING CORP.              COM      154785109    23115    670000  SH       DEFINED  01                     670000
CENTURY COMMUNICATIONS CORP.       CL  A    156503104    99734   2147700  SH       DEFINED  01                    2147700
CHARLES SCHWAB CORP.               COM      808513105  1514637  15756950  SH       DEFINED  01         1475000   14281950
CHOICE HOTELS INTERNATIONAL INC.   COM      169905106   273060  19417613  SH       DEFINED  01         1303600   18114013
CHOICEPOINT INC.                   COM      170388102   122588   2457900  SH       DEFINED  01                    2457900
COMMONWEALTH TELEPHONE ENTRPRS     COM      203349105    24547    666799  SH       DEFINED  01                     666799
COMMNET CELLULAR INC.              COM      202604203     5622    350000  SH       DEFINED                         350000
CORECOMM LTD.(BERMUDA)             ORD      G2422R109    87781   2388600  SH       DEFINED  01                    2388600
CORPORATE EXECUTIVE BOARD CO.      COM      21988R102     3561    135000  SH       DEFINED                         135000
COUNSEL CORP.                      COM      22226R102    27331   4125400  SH       DEFINED  01                    4125400
COX RADIO INC.                     CL  A    224051102    46535    908000  SH       DEFINED  01                     908000
CROSS TIMBERS OIL COMPANY          COM      227573102    40375   5716775  SH       DEFINED  01                    5716775
DEVRY INC.                         COM      251893103   187044   6449800  SH       DEFINED  01          400000    6049800
DOLLAR TREE STORES INC.            COM      256747106   144337   4665436  SH       DEFINED  01                    4665436
DVI INC.                           COM      233343102    40420   2717300  SH       DEFINED  01          200000    2517300
EDUCATION MANAGEMENT CORP.         COM      28139T101    63483   2064500  SH       DEFINED  01                    2064500
EL PASO ELECTRIC COMPANY           COM NEW  283677854     6519    855000  SH       DEFINED                         855000
ELECTRIC LIGHTWAVE INC.            CL  A    284895109     3239    355000  SH       DEFINED                         355000
ENTERCOM COMMUNICATIONS CORP.      CL  A    293639100     5306    150000  SH       DEFINED                         150000
EQUITY MARKETING INC.              COM      294724109     2156    375000  SH       DEFINED                         375000
FELCOR LODGING TRUST INC.          COM      31430F101    47246   2037570  SH       DEFINED  01                    2037570
FLEXTRONICS INTERNATIONAL LTD.     ORD      Y2573F102   180571   3540600  SH       DEFINED  01                    3540600
FOUR SEASONS HOTEL INC.            LTD VTG  35100E104    60254   1443200  SH       DEFINED  01                    1443200
GABELLI ASSET MANAGEMENT INC.      CL  A    36239Y102     7509    482500  SH       DEFINED  01                     482500
HCR MANOR CARE INC.                COM      404134108   332230  14563500  SH       DEFINED  01         1320000   13243500
HEFTEL BROADCASTING CORP.          CL  A    422799106   166998   3850100  SH       DEFINED  01                    3850100
INDUSTRIE NATUZZI Sp.A.            ADR      456478106   115794   7017800  SH       DEFINED  01                    7017800
IT GROUP INC.                      COM      465266104    19312   1500000  SH       DEFINED                        1500000
INTRAWEST CORP.                    COM NEW  460915200     4840    286800  SH       DEFINED  01                     286800
IRON MOUNTAIN INC. DEL.            COM      46284P104    51742   1655750  SH       DEFINED  01                    1655750
ITT EDUCATIONAL SERVICES INC.      COM      45068B109    58560   1559000  SH       DEFINED  01                    1559000
JEFFERIES GROUP INC.               COM      472318104     9962    210000  SH       DEFINED                         210000
KENNETH COLE PRODUCTIONS INC.      CL  A    193294105    20322    770500  SH       DEFINED  01                     770500
KIMCO REALTY CORP.                 COM      49446R109    36823    998600  SH       DEFINED  01                     998600
LEARNING TREE INTERNATIONAL INC.   COM      522015106    39069   3906900  SH       DEFINED  01                    3906900
LIBBEY INC.                        COM      529898108   117422   3787800  SH       DEFINED  01                    3787800
LOEWS CINEPLEX ENTERTAINMENT CORP. COM      540423100    17391   1750000  SH       DEFINED                        1750000
MARCUS CORP.                       COM      566330106     2080    173350  SH       DEFINED  01                     173350
MEDALLION FINANCIAL CORP.          COM      583928106     4172    277000  SH       DEFINED  01                     277000
METRO NETWORKS INC.                COM      591918107   103246   1877200  SH       DEFINED  01                    1877200
MIRAGE RESORTS INC.                COM      60462E104   190452   8962450  SH       DEFINED  01                    8962450
MORTONS RESTAURANT GROUP INC.      COM      619429103     7989    515400  SH       DEFINED  01                     515400

             ITEM 1:               ITEM 2:    ITEM 3:  ITEM 4:      ITEM 5:       ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------  -------  ---------- ------- ------------------ -------  --------  ----------------------------
                                    TITLE
                                      OF                VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
         NAME OF ISSUER             CLASS     CUSIP    (x1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE      SHARED      NONE
---------------------------------  -------  ---------- -------  --------  --- ---- -------  --------  --------   --------   --------

NTL INC.                           COM      629407107   347789   4273899  SH       Defined  01          255333    4018566
O.M. GROUP                         COM      670872100   108136   3276850  SH       Defined  01                    3276850
OUTDOOR SYSTEMS INC                COM      690057104    38703   1290101  SH       Defined  01                    1290101
PATIENT INFOSYSTEMS INC.           COM      702915109      415    166100  SH       Defined                         166100
POLO RALPH LAUREN CORP             CL  A    731572103   235368  11842400  SH       Defined  01                   11842400
POST PROPERTIES INC.               COM      737464107    10755    296683  SH       Defined  01                     296683
PREMIER PARKS INC                  COM NEW  740540208   179266   4812500  SH       Defined  01                    4812500
PROVINCE HEALTHCARE CO             COM      743977100     8325    450000  SH       Defined                         450000
PRISON REALTY CORP                 COM      74264N105    27387   1570587  SH       Defined  01                    1570587
QUORUM HEALTH GRP                  COM      749084109    23860   2386050  SH       Defined  01                    2386050
RESORTQUEST INTL INC               COM      761183102    21632   1352000  SH       Defined                        1352000
ROBERT HALF INTL                   COM      770323103   292071   8901206  SH       Defined  01          747000    8154206
RURAL CELLULAR CORP.               CL  A    781904107     8414    635000  SH       Defined                         635000
SAGA COMMUICATIONS CORP            CL  A    786598102    82542   4617715  SH       Defined  01          575151    4042564
SEACOR SMIT INC.                   COM      811904101    95027   1765900  SH       Defined  01                    1765900
SFX ENTERTAINMENT                  CL  A    784178105    27988    433500  SH       Defined  01                     433500
SMART & FINAL                      COM      831683107    49125   5240020  SH       Defined  01                    5240020
SOTHEBY'S HOLDINGS INC.            CL  A    835898107   767006  23691300  SH       Defined  01          842500   22848800
SOUTHERN UNION COMPANY             COM      844030106    52375   2774815  SH       Defined  01                    2774815
SPIEKER PPTY'S INC.                COM      848497103   102299   2902100  SH       Defined  01                     2902100
STEIN MART INC.                    COM      858375108    30458   3045800  SH       Defined  01                    3045800
STEINER LEISURE LTD                ORD      P8744Y102      922     30000  SH       Defined                          30000
STORAGE USA                        COM      861907103    11350    400000  SH       Defined                         400000
STRATEGIC DISTRIBUTION             COM      862701208     2700   1350000  SH       Defined                        1350000
SUN COMMUNITIES                    COM      866674104    18605    586000  SH       Defined  01                     586000
SUN INTERNATIONAL HOTELS LTD.      ORD      P8797T133   152022   4624250  SH       Defined  01                    4624250
SUNBURST HOSPITALITY CORP          COM      866948102    21678   5780812  SH       Defined  01           65333    5715479
TAUBMAN CENTERS INC                COM      876664103     9800    800000  SH       Defined                         800000
THE SPORTS CLUB COMPANY            COM      84917P100     8076   1595200  SH       Defined  01                    1595200
UNITED INTL HOLDINGS INC           CL  A    910734102    99176   2279900  SH       Defined  01                    2279900
UNITED RENTALS INC.                COM      911363109    11899    417500  SH       Defined  01                     417500
UNITED STATIONERS INC              COM      913004107     9493    622500  SH       Defined  01                     622500
UNIVISION COMMUN                   CL  A    914906102    75685   1513700  SH       Defined  01                    1513700
UNOVA INC.                         COM      91529B106    27988   2122350  SH       Defined  01                    2122350
VAIL RESORTS INC.                  COM      91879Q109   180925  11596850  SH       Defined  01          124000    1406850
WILLIAMS SONOMA                    COM      969904101    31332   1109100  SH       Defined  01                    1109100
YOUNG BDCST INC.                   CL  A    987434107    67557   1480700  SH       Defined  01                    1480700